Costs of services and general and administrative costs (Tables)	6 Months Ended
Jun. 30, 2026
Costs of service and general and administrative costs [Abstract]
Summary of Costs of Service and General and Administrative Costs
Costs of services and general and administrative costs include:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
	£m	£m
Staff costs[1]	3,469	3,685
Establishment costs	199	219
Media pass-through costs	1,306	1,279
Other costs of services and general and administrative costs[2]	1,138	1,259
	6,112	6,442
Notes
[1] Additional staff costs of £51 million (2025: £4 million) are included within Restructuring costs below.
[2] Other costs of services and general and administrative costs include £322 million (2025: £358 million) of other pass-through costs.

Other costs of services and general and administrative costs include the following significant items:

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
	£m	£m
Goodwill impairment	—	116
Restructuring costs[1]	83	40
Notes
[1] Prior year comparative has been re-presented to include Property-related restructuring costs excluding impairment, that was previously presented separately.